Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 47,292	$ 37,377
Tax credits	13,394	12,289
Prepaid property and equipment	4,196	5,936
Notes receivable	4,346	3,942
Rent deposits	3,384	3,146
Others	9,050	8,752
Miscellaneous	$ 81,662	$ 71,442